UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-22203

DMR MORTGAGE OPPORTUNITY FUND LP
(Exact name of registrant as specified in charter)

1800 Tysons Boulevard
Suite 200
McLean Virginia 22102
(Address of principal executive offices)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
County of New Castle
(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 749-8283.

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1.  Schedule of Investments

Schedule of Investments
March 31, 2009
(unaudited)

(U.S. Dollars)

Principal/ Notional	Description	Value
Fixed Income Securities 100.9%

	Residential Mortgage Backed Securities 81.0%
	Prime Home Equity Floating Rate Securities 9.8%
2,300,000	Banc of America Funding Corp 2007-C 1A4 5/20/2036 4/20/2009 5.76%	$1,101,332
3,750,000	Bank of America Mortgage Securities 2006-B 4A2 11/20/2046 4/20/2009 5.72%	1,800,030
1,875,000	Chase Mortgage Finance Corp 2007-A1 12M3 3/25/2037 4/25/2009 5.68%	865,914
1,500,000	JP Morgan Mortgage Trust 2007-A1 7A3 7/25/2035 4/25/2009 5.3%	791,719
9,330,000	Wachovia Mortgage Loan Trust 2005-B 2A4 10/20/2035 4/20/2009 5.16%	4,151,850
3,140,000	WAMU Mortgage Pass-Through Certificates 2006-AR6 2A3 8/25/2036 4/25/2009 5.95%	1,572,187
11,400,000	WAMU Mortgage Pass-Through Certificates 2007-HY1 3A2 2/25/2037 4/25/2009 5.88%	5,358,000
12,575,000	Wells Fargo Mortgage Backed Securities 2006-AR1 2A5 3/25/2036 4/25/2009 5.55%	6,312,996
3,671,302	Wells Fargo Mortgage Backed Securities 2006-AR10 4A1 7/25/2036 4/25/2009 5.56%	2,010,203
	Total Prime Equity Floating Rate Securities (cost $22,448,717)	23,964,231

	Prime Home Equity Fixed Rate Securities 25.2%
14,773,000	Adjustable Rate Mortgage Trust 2005-10 3A31 1/25/2036 5.41%	6,749,114
6,863,497	Citigroup Mortgage Loan Trust 2006-AR6 1A1 8/25/2036 6.06%	4,124,275
7,500,000	Countrywide Home Loans 2007-2 A2 3/25/2037 6%	3,825,000
6,250,000	Credit Suisse Mortgage Capital Certificates 2006-7 3A4 8/25/2036 6.25%	3,437,500
8,750,000	JP Morgan Mortgage Trust 2005-A7 2A5 10/25/2035 5.12%	4,131,770
13,000,000	JP Morgan Mortgage Trust 2006-A4 1A4 6/25/2036 5.82%	5,846,858
7,175,000	JP Morgan Mortgage Trust 2006-A5 3A6 8/25/2036 5.95%	2,928,385
6,831,334	Residential Funding Mtg SEC I 2006-SA2 3A1 8/25/2036 5.86%	3,688,920
11,000,000	Residential Funding Mtg SEC I 2006-SA3 2A3 9/25/2036 5.95%	5,113,172
10,500,000	WAMU Mortgage Pass-Through Certificates 2005-AR12 1A4 10/25/2035 4.83%	4,852,050
10,500,000	WAMU Mortgage Pass-Through Certificates 2005-AR16 1A3 12/25/2035 5.1%	5,079,232
9,625,000	Wells Fargo Mortgage Backed Securities 2007-7 A39 6/25/2037 6%	4,506,307
8,750,000	Wells Fargo Mortgage Backed Securities 2007-8 1A20 7/25/2037 6%	4,072,659
6,029,956	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 2A1 9/25/2036 6.1%	3,440,844
	Total Prime Equity Fixed Rate Securities (cost $58,097,256)	61,796,086

	Option Arm Home Equity Floating Rate Securities 3.6%
12,000,000	Greenpoint Mortgage Funding Trust 2007-AR1 3A3 2/25/2037 4/25/2009 0.75%	2,098,920
7,644,321	Lehman XS Trust 2006-2N 1A1 2/25/2046 4/25/2009 0.78%	2,828,399
2,787,945	Structured Adjustable Rate Mortgage Loan Trust 2005-16XS A1 8/25/2035 4/25/2009 0.86%	1,210,014
12,200,000	Structured Asset Mortgage Investment Trust 2007-AR3 1A3 9/25/2047 4/25/2009 0.73%	2,611,654
	Total Option Arm Home Equity Floating Rate Securities (cost $13,205,476)	8,748,987

	Manufactured Housing Home Equity Fixed Rate Securities 2.2%
3,763,126	Conseco Finance Securitizations Corp 2001-1 A5 7/1/2032 6.99%	2,408,401
4,168,216	Conseco Finance Securitizations Corp 2001-4 A4 9/1/2033 7.36%	3,051,278
	Total Manufactured Housing Home Equity Floating Rate Securities (cost $5,793,272)	5,459,678

	Sub Prime Home Equity Floating Rate Securities 4.8%
12,000,000	BNC Mortgage Loan Trust 2007-4 A2 11/25/2037 4/25/2009 2.02%	2,581,466
1,535,689	GSRPM Mortgage Loan Trust 2006-2 A1A 9/25/2036 4/25/2009 0.66%	1,275,703
14,500,000	Home Equity Asset Trust 2006-6 2A4 11/25/2036 4/25/2009 0.76%	1,268,750
10,000,000	Home Equity Asset Trust 2007-2 2A4 7/25/2037 4/25/2009 0.89%	876,780
7,750,000	Long Beach Mortgage Loan Trust 2006-11 2A4 12/25/2036 4/25/2009 0.75%	1,799,703
5,000,000	Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D 6/25/2037 4/25/2009 0.77%	1,400,000
7,687,293	Morgan Stanley Capital 2006-NC2 A2D 2/25/2036 4/25/2009 0.81%	2,670,106
	Total Sub Prime Home Equity Floating Rate Securities (cost $19,485,557)	11,872,509

	Sub Prime Home Equity Fixed Rate Securities 9.4%
4,416,485	Citigroup Home Equity Loan Trust 2002-1 AF6 2/25/2030 4/25/2009 6.2%	3,091,322
1,827,471	Conseco Finance 2002-A A5 4/15/2032 4/15/2009 7.05%	1,425,600
1,584,267	Conseco Finance 2002-B A3 5/15/2033 4/15/2009 7.37%	1,255,274
3,250,000	Countrywide Asset-Backed Certificates 2006-11 1AF3 9/25/2046 4/25/2009 6.05%	1,365,000
7,375,000	Countrywide Asset-Backed Certificates 2006-15 A6 10/25/2046 4/25/2009 5.83%	3,678,281
3,750,000	Credit-Based Asset Servicing and Securitization 2007-CB1 AF2 1/25/2037 4/25/2009 5.72%	1,537,500
3,704,152	Green Tree 2008-HE1 A 3/25/2038 4/25/2009 0%'	2,741,073
7,500,000	MP Morgan Mortgage Acquisition 2007-HE1 AF5 3/25/2047 4/25/2009 6.76%	2,950,343
10,400,000	Renaissance Home Equity Loan Trust 2006-3 AF5 11/25/2036 4/25/2009 6.12%	3,860,299
1,523,235	UCFC Home Equity Loan 1998-C A7 01/15/2030 5.94% 1/15/2030 4/15/2009 5.94%	1,218,588
	Total Sub Prime Home Equity Fixed Rate Securities (cost $24,636,221)	23,123,280

	Alt-A Home Equity Floating Rate Securities 1.6%
4,712,410	HomeBanc Mortgage Trust 2005-3 A2 7/25/2035 4/25/2009 0.83%	1,806,172
40,189,600	Washington Mutual Mortgage Pass-Through 2005-4 CB4 6/25/2035 4/25/2009 4.53%	2,210,428
	Total Alt-A Home Equity Floating Rate Securities (cost $4,556,256)	4,016,600

	Alt-A Home Equity Fixed Rate Securities 24.2%
4,882,254	Banc of America Alternative Loan Trust 2006-5 3A1 6/25/2046 6%	3,400,797
9,200,000	Banc of America Alternative Loan Trust 2006-7 A3 10/25/2036 5.91%	4,145,336
12,000,000	Banc of America Funding Corporation 2007-5 CA1 7/25/2037 6%	4,484,400
6,750,000	Citigroup Mortgage Loan Trust 2006-WF2 A2D 5/25/2036 6.16%	2,703,200
2,110,465	Countrywide Home Loans 2006-HYB1 1A1 3/20/2036 5.32%	977,256
10,000,000	GSAA Home Equity Trust 2006-18 AF3A 1/25/2036 5.77%	4,943,886
5,862,845	IndyMac Index Mortgage Loan Trust 2006-AR19 1A2 8/25/2036 6.19%	2,430,158
7,469,048	IndyMac Index Mortgage Loan Trust 2006-AR3 2A1A 3/25/2036	3,110,841
3,500,000	Lehman XS Trust 2006-5 2A4A 4/25/2036 5.89%	1,924,742
7,476,266	Master Asset Backed Securities 2006-AB1 A4 2/25/2036 5.72%	4,441,200
6,462,232	Merrill Lynch Mortgage Investors Trust 2006-A1 2A1 3/25/2036 6.1%	2,716,899
11,694,520	Merrill Lynch Mortgage Investors Trust 2006-A1 2A2 3/25/2036 6.1%	2,363,350
3,750,000	Morgan Stanley Loan Trust 2006-12XS A3 10/25/2036 5.8%	1,500,000
3,562,702	Morgan Stanley Loan Trust 2007-14AR 6A1 11/25/2037 6.43%	1,671,643
4,684,588	Morgan Stanley Mortgage Loan Trust 2007-6XS 1A2S 2/25/2047 5.5%	3,839,264
7,151,254	Nomura Asset Acceptance Corp 2005-WF1 2A5 3/25/2035 5.16%	4,415,934
7,021,492	Residential Accredit Loans, Inc. 2005-QA12 NB4 12/25/2035 5.75%	3,683,405
5,894,445	Structured Adjustable Rate Mortgage 2005-23 1A3 1/25/2036 5.45%	4,185,056
4,947,517	Structured Adjustable Rate Mortgage Loan 2006-12 2A1 1/25/2037 5.92%	2,415,350
	Total Alt-A Home Equity Fixed Rate Securities (cost $65,368,774)	59,352,716
	Total Residential Mortgage Backed Securities (cost $213,591,529)	198,334,087

	Commercial Mortgage Backed Securities 6.4%
	Commercial Real Estate Collateralized Debt Obligations 2.6%
10,000,000	Ansonia CDO Ltd 2006-1A B 7/28/2046 5.81%	799,300
7,000,000	Crest Ltd 2003-1A C1 5/28/2038 6/2/2009 3.01%	2,450,000
2,500,000	Crest Ltd 2003-1A D1 5/28/2038 6/2/2009 4.76%	625,000
3,000,000	Crest Ltd 2003-1A D2 5/28/2038 7.33%	750,000
5,000,000	LNR Collateralized Debt Obligation 2002-1A DFX 7/24/2037 6.73%	1,650,000
	Total Commercial Real Estate Debt Obligations (cost $16,608,421)	6,274,300

	Conduit Commercial Mortgage Backed Securities 2.0%
7,125,000	Morgan Stanley Capital I 2006-IQ11 AJ 10/15/2042 5.78%	2,208,750
10,431,000	Wachovia Bank Commercial Mortgage 2005-C16 D 10/15/2041 5.04%	2,741,961
	Total Conduit Commercial Mortgage Backed Securities (cost $5,195,298)	4,950,711

	Interest Only Commercial Mortgage Backed Securities 1.5%
312,041,005	Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 X1 6/11/2041 0.17%	3,613,341
	Total Interest Only Commercial Mortgage Backed Securities (cost $2,452,892)	3,613,341

	Other Commercial Mortgage Backed Securities .4%
5,000,000	G-Force LLC 2005-RR2 A4B 12/25/2039 5.42%	898,100
	Total Other Commercial Mortgage Backed Fixed Rate Securities (cost $2,655,955)	898,100
	Total Commercial Mortgage Backed Securities (cost $26,912,566)	15,736,452

	Short-Term Investments 13.5%
33,000,000	Federal Home Loan Discount Note 04/06/09	32,998,350
	Total Short-Term Investments (cost $32,999,893)	32,998,350

	Total Fixed Income Securities (cost $273,503,988)	$247,068,889

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DMR MORTGAGE OPPORTUNITY FUND LP

By:	/s/ William P. Callan, Jr.
William P. Callan, Jr.
President and Chief Executive Officer

Date: May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lester Guillard III
Lester Guillard III
Vice President and Chief Financial Officer

Date: May 26, 2009